Business Combination - Additional Information (Detail) - Norstel AB [Member] - USD ($) $ in Millions			12 Months Ended
	Dec. 02, 2019	Feb. 06, 2019	Dec. 31, 2019
Business Acquisition [Line Items]
Percentage of business acquired	45.00%	55.00%
Fair value of business acquired			$ 138
Consideration paid	$ 51	$ 77
Cash acquired			1
Restricted Cash Current [Member]
Business Acquisition [Line Items]
Escrow account			$ 10